Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2013
Prospectus Date	rr_ProspectusDate	Jul. 30, 2013
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQAX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQBX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQCX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIQIX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGAX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBEGX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOECX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVFX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVCX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVYX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVVX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFOAX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFCX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFIX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFYX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVAX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVCX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVLX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTECX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIEIX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIVIX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSIEX
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSAX
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSIX
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSCX
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGYX
Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGIX